Related party balances (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Due to Related Party Transactions

The amount due to related parties consisted of the following:

		As of June 30,
Name	Relationship	2023	2024	2024
		GBP	GBP	US$
Mr. Michael Lau	Executive Director and Chief Technology Officer	1,718,182	3,291	4,160
Mr. Kevin Cox	Executive Director and Chief Executive Officer	216,885	-	-
Total		1,935,067	3,291	4,160

Schedule of Loan Related Party Transactions

The loan from related parties consisted of the following:

Name	Relationship	As of June 30, 2023	As of June 30, 2024	As of June 30, 2024
		GBP	GBP	US$
Mr. Kevin Cox	Executive Director and Chief Executive Officer	-	671,809	849,167

Schedule of Related Party Transactions

The related party transaction was as follows:

			For the years ended June 30,
Name	Relationship	Nature	2023	2024	2024
			GBP	GBP	US$
Mr. Kevin Cox	Executive Director and Chief Executive Officer	Interest expense on loan from a director	-	50,325	63,611